Deferred taxes and incomes tax expenses (benefits) - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		¥ 3,180
Statutory effective tax rate		25.80%	30.60%	30.60%
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory effective tax rate	31.50%